United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q
             Quarterly Schedule of Portfolio Holdings of Registered
                        Management Investment Companies




                                    811-4314

                      (Investment Company Act File Number)


                          Intermediate Municipal Trust
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                         (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)


                        Date of Fiscal Year End: 5/31/05


                 Date of Reporting Period: Quarter ended 8/31/04


Item 1.     Schedule of Investments

Federated Intermediate Municipal Trust
Portfolio of Investments
August 31, 2004 (unaudited)


 Principal
 Amount                                                          Credit
                                                                 Rating        1     Value


                    intermediate and Long-Term
                    Municipals--97.8%
                    Alabama--1.3%
$1,000,000          Alabama State Public School & College
                    Authority, Refunding Revenue Bonds,
                    5.125% (FSA INS), 11/1/2014                  AAA / Aaa       $   1,105,870
 1,000,000          Courtland, AL IDB, Environmental
                    Improvement Refunding Revenue Bonds,
                    5.00% (International Paper Co.), 11/1/2013   BBB / Baa2          1,054,840
                    TOTAL                                                            2,160,710
                    Alaska--2.8%
 4,000,000          Alaska State Housing Finance Corp.,
                    General Mortgage Revenue Bonds, (Series
                    A), 5.65% (MBIA Insurance Corp. INS),
                    12/1/2012                                    AAA / Aaa           4,218,280
 275,000            Alaska State Housing Finance Corp.,
                    Revenue Bonds, (Series Veterans Mortgage
                    Program), 6.30% (GNMA GTD), 12/1/2009        AAA / Aaa           281,066
                    TOTAL                                                            4,499,346
                    Arizona--3.8%
 1,800,000          Arizona Student Loan Acquisition
                    Authority, Student Loan Refunding Revenue
                    Bonds, (Series 1999A-1), 5.50%, 5/1/2012     NR / Aaa            1,959,696
 2,200,000          Arizona Student Loan Acquisition
                    Authority, Student Loan Revenue Refunding
                    Bonds, (Series 1999A-1), 5.60%, 5/1/2013     NR / Aaa            2,392,852
 2,000,000          Maricopa County, AZ, IDA, Solid Waste
                    Disposal Revenue Bonds, 4.80% TOBs (Waste
                    Management, Inc.), Mandatory Tender
                    12/1/2004                                    BBB / NR            2,011,740
                    TOTAL                                                            6,364,288
                    Arkansas--1.2%
 2,000,000          Pope County, AR, Refunding Revenue Bonds,
                    5.05% TOBs (Entergy Arkansas, Inc.),
                    Mandatory Tender 9/1/2005                    BBB- / Baa2         2,038,300
                    California--0.2%
 290,000            California Health Facilities Financing
                    Authority, Health Facility Revenue Bonds,
                    (Series 2004I), 4.95% TOBs (Catholic
                    Healthcare West), Mandatory Tender
                    7/1/2014                                     BBB+ / Baa1         295,408
                    Colorado--0.1%
 165,000            Colorado HFA, SFM Revenue Bonds, (Series
                    1997C-3), 6.75%, 5/1/2017                    NR / Aa2            166,365
                    Delaware--1.7%
 1,815,000          Delaware Health Facilities Authority,
                    Refunding Revenue Bonds, (Series 2004A),
                    5.25% (Beebe Medical Center), 6/1/2012       BBB / Baa1          1,954,519
 740,000            Delaware Health Facilities Authority,
                    Refunding Revenue Bonds, (Series 2004A),
                    5.50% (Beebe Medical Center), 6/1/2014       BBB / Baa1          800,932
                    TOTAL                                                            2,755,451
                    District Of Columbia--3.1%
 500,000            District of Columbia, Carnegie Endowment
                    Revenue Bonds, 5.75%, 11/15/2010             NR / Aa3            540,150
 1,000,000          District of Columbia, Refunding Revenue
                    Bonds, 5.50% (Catholic University of
                    America)/(AMBAC INS), 10/1/2012              AAA / Aaa           1,121,850
 3,000,000          District of Columbia, Revenue Bonds,
                    5.75% (Catholic University of
                    America)/(AMBAC INS), 10/1/2017              AAA / Aaa           3,381,420
                    TOTAL                                                            5,043,420
                    Florida--0.2%
 380,000            Lee County, FL HFA, SFM Revenue Bonds,
                    (Series 1998A-2), 6.30% (GNMA
                    Collateralized Home Mortgage Program
                    COL), 3/1/2029                               NR / Aaa            387,125
                    Georgia--1.4%
 1,035,000          Cartersville, GA Development Authority,
                    Waste & Wastewater Facilities Refunding
                    Revenue Bonds, 5.10% (Anheuser-Busch
                    Cos., Inc.), 2/1/2012                        A+ / A1             1,122,965
 55,000             Municipal Electric Authority of Georgia,
                    (Series Y), 6.40% (Escrowed In Treasuries
                    COL)/(Original Issue Yield: 6.45%),
                    1/1/2009                                     A / A2              63,474
 945,000            Municipal Electric Authority of Georgia,
                    (Series Y), 6.40% (Original Issue Yield:
                    6.45%), 1/1/2009                             A+ / A2             1,078,311
                    TOTAL                                                            2,264,750
                    Idaho--0.3%
 405,000            Idaho Housing Agency, SFM Revenue Bonds,
                    (Series D-2) Subordinate Bonds, 5.25%,
                    7/1/2011                                     NR / A1             417,725
                    Illinois--4.4%
 300,000            Chicago, IL Metropolitan Water
                    Reclamation District, GO UT Refunding
                    Bonds, 5.20% (Original Issue Yield:
                    5.25%), 12/1/2013                            AA+ / Aaa           334,326
 1,000,000          Illinois Department Central Management
                    Services, COP, 5.50% (MBIA Insurance
                    Corp. INS)/(Original Issue Yield: 5.55%),
                    7/1/2013                                     AAA / Aaa           1,117,880
 1,000,000          Illinois Finance Authority, Refunding
                    Revenue Bonds, 5.25% (OSF Healthcare
                    Systems), 11/15/2014                         A / A2              1,072,700
 1,260,000          Illinois Health Facilities Authority,
                    Revenue Refunding Bonds, (Series A),
                    5.70% (Advocate Healthcare
                    Network)/(PRF)/(Original Issue Yield:
                    5.75%), 8/15/2009                            AA / Aa3            1,432,960
 2,540,000          Illinois Health Facilities Authority,
                    Refunding Revenue Bonds, (Series B),
                    5.70% (Advocate Healthcare
                    Network)/(Original Issue Yield: 5.75%),
                    8/15/2011                                    AA / Aa3            2,729,332
 500,000            Metropolitan Pier & Exposition Authority,
                    IL, Dedicated State Tax Refunding Revenue
                    Bonds, 6.75% (Original Issue Yield:
                    6.85%), 6/1/2010                             AA- / Aa3           585,245
                    TOTAL                                                            7,272,443
                    Indiana--4.1%
 500,000            Indiana Development Finance Authority,
                    Environmental Improvement Revenue Bonds,
                    5.25% TOBs (Marathon Oil Corp.),
                    Mandatory Tender 12/2/2011                   BBB+ / Baa1         546,925
 4,800,000          Indiana Health Facility Financing
                    Authority, Hospital Revenue Bonds,
                    (Series 1996A), 5.50% (Clarian Health
                    Partners, Inc.)/(Original Issue Yield:
                    5.65%), 2/15/2010                            AA- / A1            5,134,800
 1,000,000          Indianapolis, IN Airport Authority,
                    Special Facilities Revenue Refunding
                    Bonds, (Series 2004A), 5.10% (FedEx
                    Corp.), 1/15/2017                            BBB / Baa2          1,031,460
                    TOTAL                                                            6,713,185
                    Kansas--0.1%
 145,000            Sedgwick County, KS, SFM Revenue Bonds,
                    (Series 1997A-2), 6.50% (GNMA
                    Collateralized Home Mortgage Program
                    COL), 12/1/2016                              NR / Aaa            146,131
                    Louisiana--1.9%
 1,000,000          De Soto Parish, LA Environmental
                    Improvement Authority, PCR Bonds, (Series
                    2002A), 5.00% (International Paper Co.),
                    10/1/2012                                    BBB / Baa2          1,056,430
 2,000,000          St. Charles Parish, LA, PCR Refunding
                    Revenue Bonds, (Series 1999A), 4.90% TOBs
                    (Entergy Louisiana, Inc.), Mandatory
                    Tender 6/1/2005                              BBB- / Baa2         2,029,500
                    TOTAL                                                            3,085,930
                    Massachusetts--0.8%
 1,250,000          Massachusetts Development Finance Agency,
                    Solid Waste Disposal Revenue Bonds, 5.45%
                    (Waste Management, Inc.), 6/1/2014           BBB / NR            1,302,687
                    Michigan--13.8%
 1,000,000          Cornell Township MI, Economic Development
                    Corp., Refunding Revenue Bonds, 5.875%
                    (MeadWestvaco Corp.), 5/1/2018               BBB / Baa2          1,042,150
 500,000            Delta County, MI Economic Development
                    Corp., Environmental Improvement
                    Refunding Revenue Bonds, (Series A),
                    6.25% (MeadWestvaco Corp.), 4/15/2027        BBB / Baa2          527,830
 1,025,000          Michigan Municipal Bond Authority, Water
                    Utility Improvements, 5.875%
                    (PRF), 10/1/2010                             AAA / Aaa           1,201,577
 1,000,000          Michigan State Hospital Finance
                    Authority, Hospital Refunding Revenue
                    Bonds, 5.25% (Sparrow Obligated Group,
                    MI), 11/15/2011                              A / A1              1,090,130
 4,000,000          Michigan State Hospital Finance
                    Authority, Revenue & Refunding Bonds,
                    (Series 1998A), 5.10% (McLaren Healthcare
                    Corp.)/(Original Issue Yield: 5.15%),
                    6/1/2013                                     NR / A1             4,180,640
 5,000,000          Michigan State Hospital Finance
                    Authority, Revenue Bonds, (Series 1999A),
                    6.00% (Ascension Health Credit
                    Group)/(MBIA Insurance Corp. INS),
                    11/15/2011                                   AAA / Aaa           5,657,850
 3,605,000          Michigan State Housing Development
                    Authority, (Series B) Rental Housing
                    Revenue Bonds, 5.65% (MBIA Insurance
                    Corp. INS), 4/1/2007                         AAA / Aaa           3,751,543
 3,705,000          Michigan State Housing Development
                    Authority, (Series B) Rental Housing
                    Revenue Bonds, 5.65% (MBIA Insurance
                    Corp. INS), 10/1/2007                        AAA / Aaa           3,852,200
 500,000            Michigan State Strategic Fund, Revenue
                    Bonds, (Series 2004), 5.00% (NSF
                    International), 8/1/2015                     A- / NR             527,385
 650,000            Michigan State Strategic Fund, Revenue
                    Bonds, (Series 2004), 5.125% (NSF
                    International), 8/1/2019                     A- / NR             676,396
                    TOTAL                                                            22,507,701
                    Minnesota--0.6%
 1,000,000          Minneapolis Special School District No.
                    001, MN, (Series B) COP School
                    Improvement Bonds, 5.125%, 2/1/2014          AA+ / Aa2           1,065,560
                    Missouri--1.5%
 870,000            Missouri State Environmental Improvement
                    & Energy Authority, Refunding Revenue
                    Bonds, 6.00% (PRF), 1/1/2005                 NR / Aaa            892,150
 130,000            Missouri State Environmental Improvement
                    & Energy Authority, Refunding Revenue
                    Bonds, 6.00%, 1/1/2016                       NR / Aaa            133,087
 340,000            Missouri State Housing Development
                    Commission, SFM Loan Revenue Bonds,
                    (Series 1998B), 5.20%, 9/1/2012              AAA / NR            355,470
 1,000,000          Taney County, MO Reorganized School
                    District Number R-V, GO UT, 5.80% (State
                    Aid Withholding LOC), 3/1/2017               AA+ / NR            1,085,880
                    TOTAL                                                            2,466,587
                    Nevada--0.7%
 1,100,000          Clark County, NV, Industrial Development
                    Revenue Bonds, (Series 2003C), 5.45% TOBs
                    (Southwest Gas Corp.), Mandatory Tender
                    3/1/2013                                     BBB- / Baa2         1,169,146
                    New Hampshire--0.6%
 1,000,000          New Hampshire Higher Educational & Health
                    Facilities Authority, Healthcare System
                    Revenue Bonds, (Series 2004), 5.00%
                    (Covenant Health Systems), 7/1/2014          A- / NR             1,036,100
                    New York--8.0%
 1,500,000          Hempstead, NY IDA, Resource Recovery
                    Refunding Revenue Bonds, (Series 2001),
                    5.00% TOBs (American Ref-Fuel Co. of
                    Hempstead), Mandatory Tender 6/1/2010        BBB / A3            1,595,925
 1,000,000          New York City, NY IDA, Civic Facility
                    Revenue Bonds, (Series 2002A), 5.50%
                    (Lycee Francais de New York
                    Project)/(American Capital Access INS),
                    6/1/2015                                     A / NR              1,063,960
 4,500,000          New York City, NY, UT GO Bonds, (Series
                    1999G), 6.00% (AMBAC INS), 10/15/2007        AAA / Aaa           5,022,360
 4,000,000          New York State Thruway Authority, (Series
                    1994B), 5.625% (New York State Thruway
                    Authority - Highway and Bridge Trust
                    Fund)/(FGIC INS)/(Original Issue Yield:
                    5.75%), 4/1/2005                             AAA / Aaa           4,093,960
 1,250,000          Suffolk County, NY IDA, Industrial
                    Development Revenue Bonds, (Series 1998),
                    5.30% (Nissequogue Cogen Partners
                    Facility)/(Original Issue Yield: 5.325%),
                    1/1/2013                                     NR                  1,214,675
                    TOTAL                                                            12,990,880
                    North Carolina--2.8%
 1,000,000          North Carolina Eastern Municipal Power
                    Agency, Power System Refunding Revenue
                    Bonds, (Series 2003A), 5.50%, 1/1/2012       BBB / Baa2          1,098,130
 1,000,000          North Carolina Eastern Municipal Power
                    Agency, Refunding Revenue Bonds, 6.00%
                    (AMBAC INS), 1/1/2018                        AAA / Aaa           1,196,450
 2,000,000          North Carolina Municipal Power Agency No.
                    1, Catawba Electric Refunding Revenue
                    Bonds, 7.25% (Catawba Electric), 1/1/2007    BBB+ / Baa1         2,217,060
                    TOTAL                                                            4,511,640
                    North Dakota--0.7%
 1,055,000          North Dakota State Building Authority,
                    (Series B) Refunding Revenue Bonds, 5.00%
                    (AMBAC INS)/(Original Issue Yield:
                    5.00%), 12/1/2010                            AAA / Aaa           1,147,260
                    Ohio--4.4%
 3,195,000          Lucas County, OH HDA, Hospital Revenue
                    Refunding Bonds, (Series 1996), 5.50%
                    (ProMedica Healthcare Obligated
                    Group)/(MBIA Insurance Corp.
                    INS)/(Original Issue Yield: 5.75%),
                    11/15/2008                                   AAA / Aaa           3,450,792
 1,000,000          Montgomery County, OH, Revenue Bonds,
                    5.50% (Catholic Health Initiatives),
                    9/1/2016                                     AA / Aa2            1,080,970
 1,000,000          Moraine, OH Solid Waste Disposal
                    Authority, Revenue Bonds, 6.75% (General
                    Motors Corp.)/(Original Issue Yield:
                    6.80%), 7/1/2014                             BBB / Baa1          1,139,550
 1,000,000          Ohio State Air Quality Development
                    Authority, PCR Refunding Bonds, (Series
                    2002A), 6.00% (Cleveland Electric
                    Illuminating Co.), 12/1/2013                 BB+ / Baa3          1,031,860
 500,000            Ohio State Higher Educational Facilities
                    Commission, Higher Educational Revenue
                    Bonds, 5.00% (John Carroll University,
                    OH), 11/15/2012                              NR / A2             552,505
                    TOTAL                                                            7,255,677
                    Pennsylvania--6.8%
 610,000        2,3 Allegheny County, PA IDA, Cargo
                    Facilities Lease Revenue Bonds, (Series
                    1999), 6.00% (AFCO Cargo PIT LLC
                    Project), 9/1/2009                           NR                  590,352
 1,000,000          New Wilmington, PA Municipal Authority,
                    College Revenue Bonds, 5.30% (Westminster
                    College)/(Original Issue Yield: 5.40%),
                    3/1/2018                                     NR / Baa1           1,022,720
 1,000,000          Pennsylvania Intergovernmental Coop
                    Authority, Special Tax, 5.25% (FGIC INS),
                    6/15/2015                                    AAA / Aaa           1,083,460
 5,000,000          Philadelphia, PA Hospitals & Higher
                    Education Facilities Authority, Health
                    System Revenue Bonds, (Series 1997A),
                    5.00% (Jefferson Health System)/(Original
                    Issue Yield: 5.40%), 5/15/2012               AA- / Aa3           5,230,750
 1,210,000          Pennsylvania State Higher Education
                    Facilities Authority, Revenue Bonds,
                    (Series 2001A), 5.75% (UPMC Health
                    System), 1/15/2012                           A / NR              1,345,568
 1,605,000          Sayre, PA, Healthcare Facilities
                    Authority, Revenue Bonds, (Series 2002A),
                    6.00% (Guthrie Healthcare System, PA),
                    12/1/2012                                    A- / NR             1,794,438
                    TOTAL                                                            11,067,288
                    Rhode Island--0.7%
 1,000,000          Rhode Island Economic Development Corp.,
                    Revenue Note Obligations (2000 Senior
                    Obligation Series), 5.75% (Providence
                    Place Mall Project)/(Radian Asset
                    Assurance INS), 7/1/2010                     AA / NR             1,128,420
                    South Carolina--1.7%
 1,000,000          Beaufort County, SC School District, GO,
                    5.50%, 3/1/2016                              AA+ / Aa1           1,099,070
 1,500,000          Charleston County, SC, Hospital
                    Facilities Revenue Bonds, (Series 2004A),
                    5.50% (CareAlliance Health Services d/b/a
                    Roper St. Francis Healthcare), 8/15/2013     A- / A3             1,639,470
                    TOTAL                                                            2,738,540
                    Tennessee--5.4%
 1,050,000          Memphis-Shelby County, TN Airport
                    Authority, Special Facilities Revenue
                    Refunding Bonds, 5.05% (FedEx Corp.),
                    9/1/2012                                     BBB / Baa2          1,120,991
 1,000,000          Metropolitan Government Nashville &
                    Davidson County, TN, GO UT, 5.125%
                    (Original Issue Yield: 5.125%), 5/15/2009
                    (@101)                                       AA / Aa2            1,082,770
 4,000,000          Shelby County, TN, Public Improvement UT
                    GO School Bonds, (Series A), 5.50%,
                    4/1/2017                                     AA+ / Aa2           4,437,720
 500,000            Sullivan County, TN Health Educational &
                    Housing Facilities Board, Hospital
                    Revenue Bonds, 6.25% (Wellmont Health
                    System), 9/1/2010                            BBB+ / NR           547,710
 500,000            Sullivan County, TN Health Educational &
                    Housing Facilities Board, Hospital
                    Revenue Bonds, 6.25% (Wellmont Health
                    System), 9/1/2011                            BBB+ / NR           547,585
 1,000,000          Sullivan County, TN Health Educational &
                    Housing Facilities Board, Hospital
                    Revenue Bonds, 6.25% (Wellmont Health
                    System), 9/1/2012                            BBB+ / NR           1,092,470
                    TOTAL                                                            8,829,246
                    Texas--8.8%
 1,000,000          Bell County, TX HFDC, Refunding Revenue
                    Bonds, 5.375% (FSA INS), 12/1/2013           AAA / Aaa           1,112,280
 1,000,000          Brazos River Authority, TX, PCR Refunding
                    Bonds, (Series 2003A), 6.75% TOBs (TXU
                    Energy), Mandatory Tender 4/1/2013           BBB / Baa2          1,117,910
 500,000            Carroll, TX Independent School District,
                    GO UT Refunding Bonds, (Series A), 5.00%
                    (PSFG GTD)/(Original Issue Yield: 5.02%),
                    2/15/2016                                    AAA / Aaa           529,600
 1,000,000          El Paso, TX, GO LT (Series 1998), 5.125%
                    (FGIC INS)/(Original Issue Yield: 5.25%),
                    8/15/2015                                    AAA / Aaa           1,071,860
 1,000,000          Fort Worth, TX Water & Sewer, Revenue
                    Bonds, 5.75%, 2/15/2017                      AA / Aa2            1,119,010
 2,000,000          North Central Texas HFDC, Hospital
                    Refunding Revenue Bonds, (Series 2002),
                    5.50% (Children's Medical Center of
                    Dallas)/(AMBAC INS), 8/15/2017               AAA / Aaa           2,218,700
 1,000,000          Sabine River Authority, TX, PCR Refunding
                    Revenue Bonds, (Series 2001A), 5.50% TOBs
                    (TXU Energy), Mandatory Tender 11/1/2011     BBB / Baa2          1,059,990
 1,000,000          San Antonio, TX Water System, Refunding
                    Revenue Bonds, (Series 2002), 5.50% (FSA
                    INS), 5/15/2016                              AAA / Aaa           1,123,590
 3,760,000          Texas State Department of Housing &
                    Community Affairs, SFM Revenue Bonds,
                    (Series B), 5.45% (MBIA Insurance Corp.
                    INS), 3/1/2019                               AAA / Aaa           3,943,413
 1,000,000          Travis Country, TX, GO UT, 5.25%, 3/1/2015   AAA / Aaa           1,102,290
                    TOTAL                                                            14,398,643
                    Utah--1.3%
 1,050,000          Salt Lake County, UT Municipal Building
                    Authority, Refunding Revenue Bonds, 5.20%
                    (AMBAC INS)/(Original Issue Yield:
                    5.33%), 10/15/2020 (@100)                    AAA / Aaa           1,132,908
 1,000,000          Utah County, UT IDA, Environmental
                    Improvement Revenue Bonds, 5.05% TOBs
                    (Marathon Oil Corp.), Mandatory Tender
                    11/1/2011                                    BBB+ / Baa1         1,069,310
                    TOTAL                                                            2,202,218
                    Virginia--2.0%
 1,000,000          Chesapeake, VA IDA, PCR Bonds, 5.25%
                    (Virginia Electric & Power Co.), 2/1/2008    BBB+ / A3           1,041,110
 2,000,000          Greater Richmond Convention Center
                    Authority, VA, Hotel Tax Revenue Bonds,
                    5.50% (Convention Center Expansion
                    Project), 6/15/2008                          A- / A3             2,199,860
                    TOTAL                                                            3,240,970
                    Washington--5.7%
 1,000,000          Clark County, WA, GO UT Refunding Bonds,
                    5.25%, 6/1/2015                              NR / Aa3            1,087,660
 4,500,000          Washington Healthcare Facilities
                    Authority, Revenue Bonds, (Series 1996),
                    5.375% (Kadlec Medical Center,
                    Richland)/(AMBAC INS)/(Original Issue
                    Yield: 5.63%), 12/1/2010                     AAA / Aaa           4,887,900
 2,000,000          Washington State Public Power Supply
                    System, Nuclear Project No. 2 Refunding
                    Revenue Bonds, (Series 1997A), 6.00%
                    (Energy Northwest, WA)/(Escrowed In
                    Treasuries COL), 7/1/2007                    AAA / Aaa           2,217,180
 1,000,000          Washington State, GO UT, 5.00% (Original
                    Issue Yield: 5.20%), 1/1/2017                AA / Aa1            1,056,600
                    TOTAL                                                            9,249,340
                    Wisconsin--4.6%
 50,000             Appleton, WI Waterworks, Refunding
                    Revenue Bonds, 5.375% (FGIC INS), 1/1/2015   NR / Aaa            55,793
 1,000,000          Menomonee Falls, WI Sewage System,
                    (Series A) Revenue Bonds, 5.65% (AMBAC
                    INS)/(Original Issue Yield: 5.70%),
                    5/1/2016                                     AAA / Aaa           1,083,480
 1,000,000          Milwaukee County, WI, (Series A), 5.00%,
                    10/1/2016                                    AA / Aa3            1,082,270
 980,000            Wisconsin State HEFA, Refunding Revenue
                    Bonds, 6.00% (Wheaton Franciscan
                    Services), 8/15/2014                         A / A2              1,093,023
 3,000,000          Wisconsin State Petroleum Inspection Fee,
                    Revenue Bonds, (Series 2000A), 6.00%
                    (PRF), 7/1/2005                              AA- / Aa3           3,172,260
 1,000,000          Wisconsin State Transportation, (Series
                    A), 5.50% (FGIC INS), 7/1/2015               AAA / Aaa           1,120,050
                    TOTAL                                                            7,606,876
                    Wyoming--0.3%
 500,000            Laramie County, WY School District No. 2,
                    GO UT, 5.90% (MBIA Insurance Corp.
                    INS)/(Original Issue Yield: 5.90%),
                    6/1/2012                                     AAA / Aaa           521,735
                    TOTAL INTERMEDIATE AND LONG-TERM
                    MUNICIPALS
                          (IDENTIFIED COST $150,284,019)                             160,047,091
                    Short-Term Municipals--0.8%
                    Puerto Rico--0.1%
 100,000            Puerto Rico Government Development Bank
                    (GDB) Weekly VRDNs (MBIA Insurance Corp.
                    INS)/(Credit Suisse First Boston LIQ)        A-1 / VMIG1         100,000
                    Utah--0.7%
 1,200,000          Weber County, UT, (Series 2000B) Daily
                    VRDNs (IHC Health Services, Inc.)/(WestLB
                    AG (GTD) LIQ)                                A-1+ / VMIG1        1,200,000
                    TOTAL SHORT-TERM MUNICIPALS (AT AMORTIZED
                    COST)                                                            1,300,000
                    TOTAL INVESTMENTS---98.6%
                    (IDENTIFIED COST $151,584,019)4                                  161,347,091
                    OTHER ASSETS AND LIABILITIES---NET---1.4%                        2,250,708
                    TOTAL NET ASSETS---100.0%                                    $   163,597,799


     Securities that are subject to the federal alternative minimum tax (AMT) represent 10.5% of the portfolio as calculated based upon total market value (percentage is unaudited).

1 Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

2 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. This security, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At August 31, 2004, this security amounted to $590,352 which represents 0.4% of total net assets.

3 Denotes a restricted security, including securities purchased under Rule 144A that have been deemed liquid by criteria approved by the fund's Board of Directors. At August 31, 2004, this security amounted to $590,352 which represents 0.4% of total net assets.

4 The cost of investments for federal tax purposes amounts to $151,577,790. The net unrealized appreciation of investments for federal tax purpose was $9,769,301. This consists of net unrealized appreciation from investments for those securities having an excess of value of $9,830,067 and net unrealized depreciation from investments fro those securities having an excess of cost over value of $90,766.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2004.

The following acronyms are used throughout this portfolio:
   AMBAC    --American Municipal Bond Assurance Corporation
   COL      --Collateralized
   COP      --Certificates of Participation
   FGIC     --Financial Guaranty Insurance Company
   FSA      --Financial Security Assurance
   GNMA     --Government National Mortgage Association
   GO       --General Obligation
   GTD      --Guaranteed
   HDA      --Hospital Development Authority
   HEFA     --Health and Education Facilities Authority
   HFA      --Housing Finance Authority
   HFDC     --Health Facility Development Corporation
   IDA      --Industrial Development Authority
   IDB      --Industrial Development Bond
   INS      --Insured
   LIQ      --Liquidity Agreement
   LLC      --Limited Liability Corporation
   LOC      --Letter of Credit
   LT       --Limited Tax
   PCR      --Pollution Control Revenue
   PRF      --Prerefunded
   PSFG     --Permanent School Fund Guarantee
   SFM      --Single Family Mortgage
   TOBs     --Tender Option Bonds
   UT       --Unlimited Tax
   VRDNs    --Variable Rate Demand Notes




Item 2.     Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.     Exhibits


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Intermediate Municipal Trust

By          /S/ Richard J. Thomas, Principal Financial Officer
            (insert name and title)

Date        October 25, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By          /S/ J. Christopher Donahue, Principal Executive Officer
Date        October 25, 2004


By          /S/ Richard J. Thomas, Principal Financial Officer
Date        October 25, 2004